S000065837 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.99%
Northern Trust Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.25%	11.56%	11.44%
FlexShares US Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.13%	11.35%	11.21%
Performance Inception Date				Jul. 15, 2019
FlexShares US Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	10.93%	10.81%
FlexShares US Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	8.97%	8.97%

[1]	Reflects no deduction for fees, expenses or taxes.